6. Goodwill (Sept 2020 Note) (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Mar. 07, 2019	Dec. 31, 2018
Goodwill	$ 902,067		$ 902,067		$ 0
Impact Engineering [Member]
Goodwill				$ 902,067
Goodwill impairment	$ 0	$ 0